SUBSIDY INCOME	12 Months Ended
Dec. 31, 2016
Disclosure of Subsidy Income [Abstract]
Disclosure of Subsidy Income [Text Block]
19.	SUBSIDY INCOME
  For the years ended December 31, 2016 and 2015, the Company has not received any subsidy income.